 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Multimarkets Income Trust - MMT

Report of the calendar month ending July 31, 2003:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
07/18/03	Shares of beneficial interest	30,000	6.1577	6.74	Merrill Lynch
07/22/03	Shares of beneficial interest	31,000	6.0201	6.71	Merrill Lynch
07/23/03	Shares of beneficial interest	31,000	6.1064	6.72	Merrill Lynch

Total Shares Repurchased: 92,000

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management